Investment in material joint ventures - Joint venture financial position information (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Jan. 02, 2019	Dec. 31, 2018	Dec. 31, 2017
Joint venture
Total equity	$ (361)	$ (215)	$ (1,555)	$ (1,509)	$ (1,359)
Cash and cash equivalents	1,267	614		530	$ 784
Net debt	5,699	5,328		$ 7,462
Trivium Packaging B.V.
Joint venture
Non-current assets	4,644	4,109
Current assets	891	924
TOTAL ASSETS	5,535	5,033
Total equity	839	875
Non-current liabilities	3,892	3,444
Current liabilities	804	714
TOTAL LIABILITIES	4,696	4,158
TOTAL EQUITY and LIABILITIES	5,535	5,033
Cash and cash equivalents	200
Non-current financial liabilities excluding trade and other payables and provisions	3,800
Current financial liabilities excluding trade and other payables and provisions	100
Net debt	$ 2,900	$ 2,800